Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
Profit or loss [abstract]
Disclosure of general and administrative expense
(a)	This caption is comprised of the following:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)
Services received from third parties (b)	1,104,822	909,212	704,255
Taxes and contributions	64,008	44,452	37,581
Rental expenses (c) and Note 8(e)	10,958	11,841	6,781

Total	1,179,788	965,505	748,617